Consolidated Statements of Income - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Continued operations
Net operating revenue	R$ 51,253	R$ 28,838	R$ 26,490
Cost of sales	(37,504)	(21,225)	(19,046)
Gross profit	13,749	7,613	7,444
Operating expenses, net
Selling expenses	(7,755)	(5,166)	(4,655)
General and administrative expenses	(1,588)	(532)	(741)
Depreciation and amortization	(1,804)	(1,028)	(892)
Other operating expenses, net	(71)	(386)	(199)
Total operating expenses	(11,218)	(7,112)	(6,487)
Profit from continued operations before net financial expenses and share of profit of associates	2,531	501	957
Financial expenses, net	(728)	(871)	(902)
Share of profit of associates	98	2	28
Income before income tax and social contribution	1,901	(368)	83
Income tax and social contribution	(662)	95	41
Net income (loss) for the year from continuing operations	1,239	(273)	124
Net income for the year from discontinued operations	1,087	1,109	1,160
Net income for the year	2,326	836	1,284
Net income for the year attributable to:
Controlling shareholders from continuing operations	1,092	(287)	124
Controlling shareholders from discontinued operations	1,087	1,077	1,025
Total of controlling shareholders	2,179	790	1,149
Non-controlling shareholders from continuing operations	147	14
Non-controlling shareholders from discontinued operations		32	135
Total of non-controlling shareholders	147	46	135
Total comprehensive income (loss) for the year	R$ 2,326	R$ 836	R$ 1,284
Basic
Basic earnings per share - continuing operations	R$ 4.07575	R$ (1.07463)	R$ 0.46546
Basic earnings per share - discontinued operations	4.05709	4.03267	3.84673
Basic earnings per share - total	8.13283	2.95804	4.31209
Diluted
Diluted earnings per share - continuing operations	4.06984	(1.07337)	0.46337
Diluted earnings per share - discontinued operations	4.0512	4.02728	3.83024
Diluted earnings per share - total	R$ 8.12104	R$ 2.95391	R$ 4.29361